RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2022
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 12 - RESEARCH AND DEVELOPMENT EXPENSES, NET

Composition:

	For the year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0

Salaries and related expenses	8,257	7,428	6,173
Share-based compensation	493	329	165
Materials	2,258	3,020	1,792
Subcontractors and consultants	1,375	820	1,103
Depreciation	289	169	123
Cost for registration of patents	140	153	164
Others	1,681	861	488
	14,493	12,780	10,008
Less participation of the IIA	(222)	(431)	-
Total research and development expenses, net	14,271	12,349	10,008